Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provisions and other current liabilities [abstract]
Taxes other than income taxes	$ 471	$ 528
Restructuring provisions	438	507
Accrued expenses for goods and services received but not invoiced	1,046	970
Accruals for royalties	653	651
Accrued interests on financial debt	98	156
Provisions for deductions from revenue	5,595	5,262	$ 4,672	$ 4,183
Accurals for compensation and benefits including social security	2,464	2,527
Environmental remediation liabilities	122	58	55
Deferred income	114	236
Provisions for product liabilities, governmental investigations and other legal matters	1,169	126	121
Accrued share-based payments	326	273	$ 261
Contingent considerations	78	33
Commitment for repurchase own shares		284
Other payables	764	673
Total provisions and other current liabilities	$ 13,338	$ 12,284